Pensions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Pensions

16. Pensions

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Pensions cost	$75,398	$76,680	$71,180

Notes:

a) The Company’s subsidiaries in Taiwan have established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with ROC nationality. Under the New Plan, the Company’s Taiwan subsidiaries contribute monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance.

b) The subsidiaries in mainland China have defined contribution pension plans (the “PRC Plan”) and contribute monthly an amount equal to 13% of employees’ monthly salaries and wages to an independent fund administered by a government agency. The PRC Plan is administered by the government of mainland China.

c) Other than the monthly contributions, the Group does not have further pension liabilities under the New Plan and PRC Plan.